10-Q Fair value measurements	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value ASC establishes a hierarchy for grouping assets and liabilities, based on the significance of inputs. The estimated fair values of the Company’s assets and liabilities measured on a recurring basis are determined using the market approach.
The Company measures its investments in certain fixed-income and equity securities at fair value with changes in fair value recognized in income. The Company anticipates using these investments, which consist of insurance contracts, to satisfy its obligations as a participant in MDU Resources’ unfunded, nonqualified defined benefit plans for the Company’s executive officers and certain key management employees, and invests in these fixed-income and equity securities for the purpose of earning investment returns and capital appreciation. These investments, which totaled $20.1 million and $$21.6 million as of December 31, 2022 and 2021, respectively, are classified as investments on the Consolidated Balance Sheets. The net unrealized losses on these investments for the year ended December 31, 2022, were $2.8 million. The net unrealized gains on these investments for the years ended December 31, 2021 and 2020, were $1.4 million and $2.5 million, respectively. The change in fair value, which is considered part of the cost of the plan, is classified in other income on the Consolidated Statements of Operations.
The Company’s Level 2 money market funds are valued at the net asset value of shares held at the end of the period, based on published market quotations on active markets, or using other known sources including pricing from outside sources. The estimated fair value of the Company’s Level 2 insurance contracts are based on contractual cash surrender values that are determined primarily by investments in managed separate accounts of the insurer. These amounts approximate fair value. The managed separate accounts are valued based on other observable inputs or corroborated market data.
Though the Company believes the methods used to estimate fair value are consistent with those used by other market participants, the use of other methods or assumptions could result in a different estimate of fair value.
The Company’s assets measured at fair value on a recurring basis were as follows:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Money market funds	$—	$2,448	$—	$2,448
Insurance contracts*	—	20,083	—	20,083
Total assets measured at fair value	$—	$22,531	$—	$22,531
__________________
*The insurance contracts invest approximately 63 percent in fixed-income investments, 15 percent in common stock of large-cap companies, 8 percent in common stock of mid-cap companies, 6 percent in common stock of small-cap companies, 6 percent in target date investments and 2 percent in cash equivalents.

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2021
	(In thousands)
Assets:
Money market funds	$—	$3,044	$—	$3,044
Insurance contracts*	—	21,629	—	21,629
Total assets measured at fair value	$—	$24,673	$—	$24,673
__________________
*The insurance contracts invest approximately 61 percent in fixed-income investments, 17 percent in common stock of large-cap companies, 8 percent in common stock of mid-cap companies, 7 percent in common stock of small-cap companies, 5 percent in target date investments and 2 percent in cash equivalents.
Fair value measurementsFair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The fair value ASC establishes a hierarchy for grouping assets and liabilities, based on the significance of inputs. The estimated fair values of the Company's assets and liabilities measured on a recurring basis are determined using the market approach.
The Company measures its investments in certain fixed-income and equity securities at fair value with changes in fair value recognized in income. The Company anticipates using these investments, which consist of insurance contracts, to satisfy its obligations under its unfunded, nonqualified defined benefit and defined contribution plans for the Company's executive officers and certain key management employees, and invests in these fixed-income and equity securities for the purpose of earning investment returns and capital appreciation. These investments, which totaled $19.1 million and $20.1 million at June 30, 2023 and December 31, 2022, respectively, are classified as investments on the Consolidated Balance Sheets. The net unrealized gain on these investments was $197,000 and $1.1 million for the three and six months ended June 30, 2023, respectively. The net unrealized loss on these investments was $1.6 million and $2.6 million for the three and six months ended June 30, 2022, respectively. The change in fair value, which is considered part of the cost of the plan, is classified in other income on the Consolidated Statements of Operations.
As part of the Separation, the Company retired certain insurance contracts used to satisfy its obligations under its unfunded, nonqualified defined contribution plan for the Company's executive officers and certain key management employees. The proceeds of the retired contracts totaled $4.8 million and was held in a money market account as of June 30, 2023. This amount will be used to purchase life insurance policies and re-invested in fixed-income and equity securities in the third quarter of 2023.
The Company's assets measured at fair value on a recurring basis were as follows:

	Fair Value Measurements at June 30, 2023, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at June 30, 2023
	(In thousands)
Assets:
Money market funds	$—	$7,529	$—	$7,529
Insurance contracts*	—	19,141	—	19,141
Total assets measured at fair value	$—	$26,670	$—	$26,670
__________________
*The insurance contracts invest approximately 47 percent in fixed-income investments, 20 percent in cash equivalents, 15 percent in common stock of large-cap companies, 8 percent in common stock of mid-cap companies, 6 percent in common stock of small-cap companies and 4 percent in target date investments.

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Money market funds	$—	$2,448	$—	$2,448
Insurance contracts*	—	20,083	—	20,083
Total assets measured at fair value	$—	$22,531	$—	$22,531
__________________
*The insurance contracts invest approximately 63 percent in fixed-income investments, 15 percent in common stock of large-cap companies, 8 percent in common stock of mid-cap companies, 6 percent in common stock of small-cap companies, 6 percent in target date investments and 2 percent in cash equivalents.
The Company’s Level 2 money market funds are valued at the net asset value of shares held at the end of the period, based on published market quotations on active markets, or using other known sources including pricing from outside sources. The estimated fair value of the Company’s Level 2 insurance contracts are based on contractual cash surrender values that are determined primarily by investments in managed separate accounts of the insurer. These amounts approximate fair value. The managed separate accounts are valued based on other observable inputs or corroborated market data.
Though the Company believes the methods used to estimate fair value are consistent with those used by other market participants, the use of other methods or assumptions could result in a different estimate of fair value.
The Company applies the provisions of the fair value measurement standard to its nonrecurring, non-financial measurements, including long-lived asset impairments. These assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. The Company reviews the carrying value of its long-lived assets, excluding goodwill, whenever events or changes in circumstances indicate that such carrying amounts may not be recoverable.
The Company's long-term debt is not measured at fair value on the Consolidated Balance Sheets and the fair value is being provided for disclosure purposes only. The fair value was categorized as Level 2 in the fair value hierarchy and was based on discounted cash flows using current market interest rates. The estimated fair value of the Company's Level 2 long-term debt was as follows:

June 30, 2023
(In thousands)
Carrying amount	$855,000
Fair value	$862,420
The carrying amounts of the Company's remaining financial instruments included in current assets and current liabilities approximate their fair values.